UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  August 31

Date of reporting period:   February 29, 2020

Item 1. REPORTS TO STOCKHOLDERS.

FOR THE PERIOD SEPTEMBER 1, 2019 – FEBRUARY 29, 2020 (UNAUDITED)

SEMI-ANNUAL REPORT
Roumell Opportunistic Value Fund

Institutional Class Shares

Roumell Asset Management, LLC

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Roumell Opportunistic Value Fund (the "Fund"). The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

The Roumell Opportunistic Value Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Roumell Opportunistic Value Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Roumell Opportunistic Value Fund (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com/fundpages/812.htm or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Roumell Opportunistic Value Fund:

See Our Web site @ roumellfund.com
or
Call Our Shareholder Services Group at 800-773-3863.

Beginning on January 1, 2021, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Roumell, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have previously elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Roumell.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

February 29, 2020

During the recent market turmoil, we chose not to liquidate our BDC debt, despite significant negative marks, given our confidence in the covenant protections embedded in BDC bonds provided by the Investment Company Act of 1940, i.e., the requirement that debt must be covered by a minimum of 150% asset value  at all times.  This did result in an opportunity cost, not a permanent impairment of capital.  To be clear, because of the dry powder we already had in place, we were able to add to several existing positions while also going back into ones exited recently that fell back to highly attractive price points.

BDC debt, with $25 par value, has in fact moved back up to the $20 level from recent lows of $12 to $15 and we have taken the opportunity to lighten up on this exposure to pursue a superior opportunity set emerging in stocks, particularly in our sweet spot of the market – well capitalized dislocated small and micro-cap securities.

As a ’40 Act Fund, RAMSX, must remain liquid.  We never want to risk being forced sellers, and it appears unlikely we will be.  To wit, for the month of March, we have received net inflows into our Fund.

We believe we are well-positioned to take advantage of a volatile market environment.  In fact, it’s what we’ve been writing about and expecting for some time:

-
Market Cap to GDP (Wilshire 5000 stock index/Nominal Quarterly GDP) is at 140%. This is the highest ratio on record, slightly outpacing the peak of the tech bubble. The average ratio over the past 50 years is roughly 80%.

-
Number of hours of labor needed to buy the S&P 500 is 125 (based on the U.S. median hourly wage), near the all-time high of 127 hours reached in September 2018. The average number of work hours required over the past 50 years is roughly 60.

We also recently noted that over 90% of the S&P 500’s 2019 return was the result of simply multiple expansion. Subtracting out multiple expansion, the S&P 500 in 2019 would have ended up about 2.5%, or roughly at 2,550.  Currently, after big rallies, the index stands at the same place at a time when systemic risks have rarely been higher, thus the unprecedented size of government intervention.

How are we thinking about capital allocation in the current environment?

1.
We are happy to be “balance-sheet” investors.  We believe we own a collection of well-financed assets and businesses (with a few of exceptions, offset by compelling attributes) at bargain prices – that provides us great comfort.

2.
Given Covid-19’s broad economic impact, we are digging deeper into both existing and new names to stress test their businesses and balance sheets and to assess each’s ability to weather a prolonged period of “shelter in place.” This work is time consuming and cannot be rushed. However, as we complete it, we will act.

3.
Our company access has been terrific.  The past several days has underscored the depth and strength of our network.  Company CEOs and CFOs have been willing to make time for us and we’ve spent more time on the phone in the past several days than we can count.  Moreover, this universe of business operators is providing us insights into where to look for new ideas and helping us navigate industries to avoid.

4.
While we believe that Covid-19, and its impact on current business operations, is the primary driving force of recent market volatility, it is not the only factor.  In addition to pre-Covid-19 valuation levels noted above, the amount of leverage built up among non-financial corporations and consumers in recent years is significant.  To wit, corporate debt (bonds and loans), is now roughly 75% of GDP, matching its 2008 all-time high.  Further, roughly 50% of the $5 trillion Investment Grade corporate debt market is now BBB rated.  As this debt is downgraded, there are many institutions that will become forced sellers.  About $2.5 trillion in corporate debt matures in 2020 and 2021 and will need to be refinanced.  In other words, Covid-19 has laid bare the amount of leverage in the system and could set-off a significant credit unwinding cycle. Additionally, in 2018 and 2019 corporations posted back-to-back record years in stock buy backs, hence they’re less prepared to weather the current downturn.

5.
If corporations haven’t been investing, what’s been the source of economic growth in recent years, albeit at mid-2% levels?  The United States is unique among our Western peers in the role consumers play in driving our economy, it’s roughly 70%.  Canada is about 58% and Germany is 52%.  Consumers are now in the cross hairs of Covid-19.  Can consumers be expected to continue to carry the economy on their backs with the gut-punch stemming from this violent virus after all the heavy lifting they’ve done, often financed with debt, over the past ten years? How this crisis plays out economically is speculative, with economic views ranging from a V, to a U (of various lengths), or a long L (i.e., a lengthy period) shaped recovery.  Can the government really just step in with a variety of interventions (never seen before in size or scope), and heal our wounds and make us all feel better?  We do not have answers to these questions, but we suspect systemic risks are very real.

Bottom line: We are cautious.  We will be patient.  We will pick our spots.  We will do what we do – identify well-capitalized situations wherein the price to value spread is very wide.  We will remain vigilant about requiring a substantial discount to our calculation of net asset value.  While we are disappointed in year-to-date performance, we are not discouraged.  Unlike many of our peers, we have dry powder. We are energized by the prospect of competing in the next chapter of this story.  In fact, it’s an environment that favors our style of highly opportunistic investing.

Thank you again for your trust and confidence…and stay safe.

Kind Regards,

Jim Roumell
Portfolio Manager
Roumell Opportunistic Value Fund

(RCRAM0420001)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of February 29, 2020
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 53.25%

Communication Services - 14.95%
*	A10 Networks, Inc.	671,099	$4,324,157	$4,503,074
*µ	Akazoo SA	285,299	1,368,348	1,292,404
*	comScore, Inc.	513,553	1,584,889	1,797,435
µ	Criteo SA	192,330	2,923,148	2,436,821
*	Marchex, Inc.	518,231	1,607,171	1,342,218
*	Sierra Wireless, Inc.	143,257	2,052,248	1,108,809
				12,480,761
Consumer Discretionary - 16.73%
*	Destination XL Group, Inc.	297,134	549,635	237,707
*	Leaf Group Ltd.	445,986	2,504,605	1,172,943
*	Liquidity Services, Inc.	1,054,261	5,802,593	4,132,703
*	ZAGG, Inc.	1,252,537	8,656,820	8,417,049
				13,960,402
Consumer Staples - 0.72%
*	RiceBran Technologies	524,443	664,332	603,109

Energy - 3.02%
	Exterran Corp.	137,780	886,144	702,678
	Liberty Oilfield Services, Inc.	236,400	2,255,804	1,581,516
*	SandRidge Energy, Inc.	115,000	1,093,405	236,900
				2,521,094
Financials - 1.95%
*	Customers Bancorp, Inc.	80,384	1,763,532	1,630,991

Industrials - 2.35%
	Argan, Inc.	30,570	1,253,075	1,275,686
*	Houston Wire & Cable Co.	211,530	1,232,892	687,473
				1,963,159
Information Technology - 5.78%
*	GSI Technology, Inc.	448,019	2,852,792	2,983,807
	MiX Telematics Ltd.	138,630	1,748,039	1,839,620
				4,823,427

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
				Shares	Cost	Value (Note 1)

COMMON STOCKS - Continued

Materials - 7.75%
*	Amyris, Inc.			503,666	$1,494,416	$1,604,176
*	Dundee Corp. - Class A			6,008,396	7,071,939	4,860,792
						6,464,968

	Total Common Stocks (Cost $53,689,984)					44,447,911

CLOSED-END FUNDS - 3.32%
Financials - 3.32%
*	Medley Capital Corp.			928,071	4,883,362	1,540,598
	Portman Ridge Finance Corp.			590,428	1,329,631	1,233,995

	Total Closed-End Funds (Cost $6,212,993)					2,774,593
PREFERRED STOCKS - 16.40%
		Maturity	Dividend
Financials - 16.40%		Date	Rate
	B Riley Financial,
	Inc.	12/31/2027	7.250%	69,080	1,726,545	1,671,045
	Capital Southwest
	Corp.	12/15/2022	5.950%	44,035	1,100,992	1,127,296
	Eagle Point Credit
	Co., Inc.	9/30/2027	6.750%	49,743	1,246,939	1,256,011
	Gladstone Capital
	Corp.	11/1/2024	5.375%	51,730	1,294,016	1,310,528
	Gladstone Investment
	Corp.	8/31/2025	6.375%	30,328	758,528	768,815
	Medley Capital
	Corp.	3/30/2023	6.125%	37,969	785,199	903,283
	MVC Capital, Inc.	11/30/2022	6.250%	93,950	2,354,964	2,367,540
	Oaktree Specialty
	Ledning Corp.	10/30/2024	5.875%	27,183	679,470	682,429
	Oxford Lane Capital
	Corp.	2/28/2027	6.250%	35,000	875,000	853,335
	Oxford Square
	Capital Corp.	3/30/2024	6.500%	49,459	1,243,806	1,258,732
	Oxford Square
	Capital Corp.	4/30/2026	6.250%	60,000	1,500,000	1,485,000

	Total Preferred Stocks (Cost $13,565,459)					13,684,014

						(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
					Value (Note 1)

U.S. TREASURY SECURITY - 3.05%			Interest
		Par	Rate	Maturity Date
†	United States Treasury Note	$2,500,000	1.750%	3/31/2022	$2,544,141

	Total U.S. Treasury Security (Cost $2,497,312)				2,544,141

CORPORATE BONDS - 3.84%			Interest
		Par	Rate	Maturity Date
	Comstock Resources, Inc.	2,603,000	9.750%	8/15/2026	2,175,132
	CSI Compressco Finance, Inc.	1,143,000	7.250%	8/15/2022	1,028,879

	Total Corporate Bonds (Cost $3,310,092)				3,204,011

SHORT-TERM INVESTMENT - 10.11%
	Federated Treasury Obligations Fund - Institutional			Shares
	Class Shares, 1.80% §			8,433,306	8,433,306

	Total Short-Term Investment (Cost $8,433,306)				8,433,306

Investments, at Value (Cost $87,709,146) - 89.97%					75,087,976

Other Assets Less Liabilities - 10.03%					8,368,595

Net Assets - 100.00%					$83,456,571

*	Non-income producing investment	† All or a portion of security is segregated as collateral for options written.
§	Represents 7 day effective yield
µ	American Depositary Receipt

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Summary of Investments
by Sector	% of Net
	Assets	Value
Common Stocks:
Communication Services	14.95%	$12,480,761
Consumer Discretionary	16.73%	13,960,402
Consumer Staples	0.72%	603,109
Energy	3.02%	2,521,094
Financials	1.95%	1,630,991
Industrials	2.35%	1,963,159
Information Technology	5.78%	4,823,427
Materials	7.75%	6,464,968
Closed-End Funds:
Financials	3.32%	2,774,593
Preferred Stocks:
Financials	16.40%	13,684,014
U.S. Treasury Security	3.05%	2,544,141
Corporate Bonds	3.84%	3,204,011
Short-Term Investment	10.11%	8,433,306
Other Assets Less Liabilities	10.03%	8,368,595
Total Net Assets	100.00%	$83,456,571

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Assets and Liabilities
(Unaudited)

As of February 29, 2020

Assets:
Investments, at value (Cost $87,709,146)	$75,087,976
Deposits at Broker	4,473
Receivables:
Investments sold	8,040,000
Fund shares sold	1,979,969
Dividends and interest	159,391
Prepaid expenses:
Registration and filing expenses	9,251
Fund accounting fees	2,509
Administration fees	1,594
Shareholder fulfillment fees	1,502
Security pricing fees	234
Transfer agent fees	61
Compliance fees	52

Total assets	85,287,012

Liabilities:
Payables:
Investments purchased	1,674,666
Fund shares purchased	78,847
Accrued expenses:
Advisory fees	59,200
Professional fees	12,748
Custody fees	1,226
Trustee fees and meeting expenses	1,530
Insurance fees	1,516
Miscellaneous expenses	708

Total liabilities	1,830,441

Net Assets	$83,456,571

Net Assets Consist of:
Paid in Beneficial Interest	$92,350,169
Accumulated Deficit	(8,893,598)
Total Net Assets	$83,456,571

Institutional Class Shares of beneficial interest outstanding, no par value (a)	9,954,409
Net Assets	$83,456,571
Net Asset Value, Offering Price and Redemption Price Per Share (b)	$8.38
(a) Unlimited Authorized Shares
(b)	The Fund charges a 1% redemption fee on redemptions made within 60 days of initial purchase.

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Operations
(Unaudited)

For the fiscal period ended February 29, 2020

Investment Income:
Dividends	$538,514
Interest	216,380

Total Investment Income	754,894

Expenses:
Advisory fees (Note 2)	382,435
Administration fees (Note 2)	40,444
Professional fees	21,760
Fund accounting fees (Note 2)	17,509
Registration and filing expenses	15,934
Custody fees (Note 2)	10,786
Transfer agent fees (Note 2)	10,439
Shareholder fulfillment fees	7,814
Compliance fees (Note 2)	5,935
Trustee fees and meeting expenses (Note 3)	4,203
Miscellaneous expenses (Note 2)	3,085
Security pricing fees	1,978
Insurance fees	1,978

Total Expenses	524,300

Advisory fees waived (Note 2)	(13,001)

Net Expenses	511,299

Net Investment Income	$243,595

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Statement of Operations - Continued
(Unaudited)

For the fiscal period ended February 29, 2020

Realized and Unrealized Gain (Loss):

Net realized gain from investments	$3,995,557

Net change in unrealized depreciation on investments	(3,387,997)

Net Realized and Unrealized Gain	607,560

Net Increase in Net Assets Resulting from Operations	$851,155

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets
	February 29,	August 31,
For the fiscal year or period ended	2020 (a)	2019

Operations:
Net investment income	$243,595	$505,620
Net realized gain from investments and
options written	3,995,557	7,922,585
Net change in unrealized depreciation
on investments and options written	(3,387,997)	(11,082,506)

Net Increase (Decrease) in Net Assets Resulting from
Operations	851,155	(2,654,301)

Distributions to Shareholders:
Institutional Class Shares	(8,332,994)	(3,912,239)

Decrease in Net Assets Resulting from Distributions	(8,332,994)	(3,912,239)

Beneficial Interest Transactions:
Shares sold	11,376,581	16,628,712
Redemption fee	972	972
Reinvested dividends and distributions	6,577,282	3,038,263
Shares repurchased	(6,369,294)	(9,665,652)

Increase in Net Assets from Beneficial Interest Transactions	11,585,541	10,002,295

Net Increase in Net Assets	4,103,702	3,435,755

Net Assets:
Beginning of Period	79,352,869	75,917,114
End of Period	$83,456,571	$79,352,869

(a) Unaudited.

See Notes to Financial Statements

 (Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Statements of Changes in Net Assets - Continued

For the fiscal year	February 29,		August 31,
or period ended	2020 (a)		2019

Share Information:
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,250,218	$11,376,581	1,795,293	$16,628,712
Redemption fee	-	972	-	972
Reinvested dividends
and distributions	721,081	6,577,282	360,780	3,038,263
Shares repurchased	(687,938)	(6,369,294)	(1,056,490)	(9,665,652)
Net Increase in Shares
of Beneficial Interest	1,283,361	$11,585,541	1,099,583	$10,002,295

(a) Unaudited.

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Financial Highlights - Institutional Class Shares

For a share outstanding during	February 29,		August 31,
the fiscal years or period ended	2020	(f)	2019		2018		2017		2016

Net Asset Value,
Beginning of Period	$9.15		$10.03		$9.07		$7.68		$7.48

Income (Loss) from Investment
Operations:
Net investment income (b)	0.02		0.07		0.14		0.01		0.06
Net realized and unrealized
gain (loss) on investments (b)	0.14		(0.43)		0.82		1.39		0.15
Total from Investment Operations	0.16		(0.36)		0.96		1.40		0.21

Less Distributions:
From net investment income	(0.19)		(0.17)		(0.00)	(a)	-		(0.01)
From realized gains	(0.74)		(0.35)		-		-		-
From return of capital	-		-		-		(0.01)		-
Total Distributions	(0.93)		(0.52)		(0.00)	(a)	(0.01)		(0.01)
Paid in Beneficial Interest:
From redemption fees	0.00	(a)	0.00	(a)	-		0.00	(a)	(0.00)	(a)
Total Paid in Beneficial Interest	0.00	(a)	0.00	(a)	-		0.00	(a)	(0.00)	(a)

Net Asset Value, End of Period	$8.38		$9.15		$10.03		$9.07		$7.68

Total Return	1.13%	(h)	(3.12)%		10.63%		18.28%		2.81%

Net Assets, End of Period
(in thousands)	$83,457		$79,353		$75,917		$64,624		$47,421

Ratios of:
Interest Expense to Average Net Assets	-		-		0.00%	(e)	0.01%		-
Gross Expenses to Average Net Assets (c)	1.29%	(g)	1.30%		1.29%		1.34%		1.23%
Net Expenses to Average Net Assets (c)	1.23%	(g)	1.23%		1.23%	(d)	1.24%	(d)	1.23%
Net Investment Income to Average
Net Assets	0.58%	(g)	0.67%		1.52%		0.10%		0.86%

Portfolio turnover rate	59.07%	(h)	79.74%		62.59%		111.52%		71.27%

(a)	Actual amount is less than $0.01 per share.
(b)	Calculated using the average shares method.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Includes interest expense.
(e) Less than 0.01% of net assets.
(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

1.       Organization and Significant Accounting Policies

The Roumell Opportunistic Value Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate non-diversified series of the Trust.

The investment objective of the Fund is to seek capital appreciation and income. Roumell Asset Management, LLC (“Roumell Asset Management” or the “Advisor”) seeks to achieve the Fund’s investment objective by using an opportunistic investment strategy.  The Fund's portfolio will primarily consist of (i) domestic and foreign equity securities (common stock, preferred stock, warrants, and securities convertible into common stocks); (ii) domestic and foreign fixed income securities consisting of government and corporate debt securities, "junk" bonds, municipal securities, and real estate investment trusts ("REITs"); and (iii) interest-bearing instruments consisting of treasury bills, other U.S. government obligations and bonds, collateralized repurchase contracts, money market instruments, and money market funds (collectively referred to as cash and cash equivalents).

The Fund currently has an unlimited number of authorized shares, the Institutional Class Shares.  Fund shares are subject to redemption fees of 1.00% if redeemed within 60 days of the issuance. The Date of Initial Public Investment of the Fund shares was December 31, 2010.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”).  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

The following table summarizes the inputs as of February 29, 2020 for the Fund’s assets measured at fair value:

Investments in Securities	Total	Level 1	Level 2	Level 3 (a)
Assets
Common Stocks*	$45,681,906	$45,681,906	$-	$-
Closed-End Funds*	1,540,598	1,540,598	-	-
Preferred Stocks*	13,684,014	13,684,014	-	-
U.S. Treasury Security	2,544,141	-	2,544,141	-
Corporate Bonds	3,204,011	-	3,204,011	-
Short-Term Investment	8,433,306	8,433,306	-	-
Total Assets	$75,087,976	$69,339,824	$5,748,152	$-

*Please refer to Schedule of Investments for breakdown by Sector.
(a) The Fund did not hold any Level 3 securities during the fiscal period ended February 29, 2020.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.  These amounts can be found on the Statement of Operations, if applicable.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Board.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 1.00% on redemptions of Fund shares occurring within 60 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

2.       Transactions with Affiliates and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.92% of the Fund’s average daily net assets.  For the fiscal period ended February 29, 2020, $382,435 in advisory fees were incurred by the Fund, of which $13,001 were waived by the Advisor.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) to not more than 1.23% of the average daily net assets of the Fund for the current fiscal year. The current term of the Expense Limitation Agreement remains in effect until January 31, 2021.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $40,444 in administration fees, $10,786 in custody fees, and $17,509 in fund accounting fees for the fiscal period ended February 29, 2020.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services Agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund paid the Transfer Agent $10,439 in transfer agent fees during the fiscal period ended February 29, 2020.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

3.       Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Board approves all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; reviews performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

Certain officers of the Trust may also be officers of the Administrator.

4.       Purchases and Sales of Investment Securities

For the fiscal period ended February 29, 2020, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$35,532,615	$27,011,100

For the fiscal period ended February 29, 2020, there were no long-term purchases or sales of U.S. government securities.

The following table shows the realized gains and losses that resulted from sales of securities during the fiscal period ended February 29, 2020:

Description	Cost ($)	Sales Proceeds ($)	Realized Gain (Loss) (% of Cost)	Realized Gain (Loss)($)
CalAmp Corp.	1,898,319	2,056,875	8.35%	158,556
Comscore, Inc.	4,018,836	5,989,272	49.03%	1,970,436
Dundee Precious Metals, Inc.	800,867	1,177,585	47.04%	376,718
HC2 Holdings, Inc.	2,049,723	1,624,564	-20.74%	(425,159)
Intermolecular, Inc.	1,165,268	1,259,740	8.11%	94,472
Leaf Group Ltd.	62,559	45,421	-27.39%	(17,138)
Paratek Pharmaceuticals, Inc.	5,286,431	2,649,952	-49.87%	(2,636,479)
QEP Resources, Inc.*	1,706,624	1,888,920	10.68%	182,296
SciPlay Corp.	1,455,901	1,900,851	30.56%	444,950
Super Micro Computer, Inc.	852,018	1,150,323	35.01%	298,305
Tailored Brands, Inc.	1,365,453	1,151,420	-15.67%	(214,033)
Net Realized Gain			-	$3,995,557
*Excludes interest earned on bonds over the holding period.(Continued)

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

5.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax return and, during the years ended August 31, 2016 through August 31, 2019, and through February 29, 2020, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period indicated below were characterized for tax purposes as follows:

Fiscal Year or Period Ended	Distributions from Ordinary Income	Distributions from Long-Term Capital Gains
February 29, 2020	$1,767,997	$4,691,999
August 31, 2019	3,912,239	-

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

At February 29, 2020, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$87,709,146

Gross Unrealized Appreciation	1,003,976
Gross Unrealized Depreciation	(13,625,147)
Net Unrealized Depreciation	$(12,621,171)

6.       New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement. The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information, and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or portions of the standard. The changes have been applied to the Fund’s financial statements as of the fiscal period ended February 29, 2020.

7.       Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 29, 2020, Charles Schwab held 37.50% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.

8.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Notes to Financial Statements
(Unaudited)

As of February 29, 2020

9.       Subsequent Events

Effective March 31, 2020, Nottingham Compliance Services replaced Cipperman Compliance Services, LLC as the Trust’s Chief Compliance Officer.

Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Company’s investments and results of operations, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

As of February 29, 2020

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Proxy Voting and Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Qs are available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

The following information is provided for the Fund’s fiscal period ended February 29, 2020.

During the fiscal period, the Fund paid $1,767,997 in income distributions, $1,872,998 in short-term capital gain distributions, and $4,691,999 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

As of February 29, 2020

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Additional Information
(Unaudited)

As of February 29, 2020

Institutional Class Shares	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.30	$6.15
	$1,000.00	$1,018.75	$6.17
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.23%, multiplied by 182/365 (to reflect the one-half year period).

Roumell Opportunistic Value Fund

is a series of The Starboard Investment Trust

For Shareholder Service Inquiries:

Documented:
Nottingham Shareholder Services
116 South Franklin Street
Post Office Drawer 4365
Rocky Mount, North Carolina 27803

Toll-Free Telephone:
1-800-773-3863

World Wide Web @:
ncfunds.com

For Investment Advisor Inquiries:

Documented:
Roumell Opportunistic Value Fund
2 Wisconsin Circle, Suite 640
Chevy Chase, Maryland 20815

Toll-Free Telephone:
1-800-773-3863

World Wide Web @:
roumellfund.com

Roumell Asset Management, LLC

 ITEM 2.       CODE OF ETHICS.
Not applicable.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11       CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	May 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	May 5, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	May 5, 2020